Provisions (Details) - Schedule of provisions - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of provisions [Abstract]
Beginning balance	£ 3,363	£ 582
Ending balance	7,985	3,363
Acquisition of a subsidiary	3,549	1,820
Recognized during the year	1,073	£ 961
Current
Non-current	£ 7,985